Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Banks - 4.3%
Citizens Financial Group, Inc.	449,113	$ 13,639,562
US Bancorp	238,954	8,614,291

		22,253,853

Biotechnology - 3.5%
Gilead Sciences, Inc.	218,826	18,155,993

Capital Markets - 5.3%
CME Group, Inc.	77,929	14,924,962
State Street Corp.	166,247	12,583,235

		27,508,197

Chemicals - 3.1%
Air Products & Chemicals, Inc.	38,409	11,031,449
Albemarle Corp.	22,955	5,073,973

		16,105,422

Commercial Services & Supplies - 2.7%
Republic Services, Inc.	104,219	14,092,493

Communications Equipment - 3.4%
Cisco Systems, Inc.	331,532	17,330,835

Consumer Staples Distribution & Retail - 1.7%
Target Corp.	51,582	8,543,527

Containers & Packaging - 1.9%
Packaging Corp. of America	69,430	9,638,967

Diversified Telecommunication Services - 1.5%
TELUS Corp. (A)	393,470	7,814,314

Electrical Equipment - 4.5%
Emerson Electric Co.	137,931	12,019,308
Schneider Electric SE, ADR	327,198	10,905,509

		22,924,817

Food Products - 2.5%
McCormick & Co., Inc.	156,714	13,040,172

Ground Transportation - 2.0%
Union Pacific Corp.	50,302	10,123,781

Health Care Equipment & Supplies - 1.8%
Medtronic PLC	115,462	9,308,546

Health Care Providers & Services - 3.7%
Elevance Health, Inc.	20,610	9,476,684
Quest Diagnostics, Inc.	66,645	9,428,935

		18,905,619

Household Products - 3.7%
Colgate-Palmolive Co.	134,484	10,106,473
Kimberly-Clark Corp.	65,728	8,822,012

		18,928,485

Independent Power & Renewable Electricity Producers - 2.0%
AES Corp.	429,551	10,343,588

Insurance - 6.8%
Cincinnati Financial Corp.	98,370	11,025,310
MetLife, Inc.	217,188	12,583,873
Progressive Corp.	81,006	11,588,718

		35,197,901

	Shares	Value
COMMON STOCKS (continued)
Leisure Products - 0.8%
Hasbro, Inc.	80,894	$ 4,343,199

Machinery - 6.8%
AGCO Corp.	82,008	11,087,482
Cummins, Inc.	53,335	12,740,665
Xylem, Inc.	105,582	11,054,435

		34,882,582

Media - 3.3%
Omnicom Group, Inc.	178,865	16,874,124

Metals & Mining - 2.1%
Steel Dynamics, Inc.	93,341	10,553,133

Pharmaceuticals - 8.8%
AstraZeneca PLC, ADR	139,380	9,674,366
Bristol-Myers Squibb Co.	232,128	16,088,792
Merck & Co., Inc.	182,072	19,370,640

		45,133,798

Professional Services - 4.3%
Automatic Data Processing, Inc.	47,936	10,671,992
RELX PLC, ADR (A)	359,425	11,659,747

		22,331,739

Semiconductors & Semiconductor Equipment - 8.2%
Broadcom, Inc.	27,417	17,589,102
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	140,791	13,096,379
Texas Instruments, Inc.	61,392	11,419,526

		42,105,007

Software - 2.7%
Microsoft Corp.	47,926	13,817,066

Specialized REITs - 3.5%
American Tower Corp.	31,322	6,400,337
Digital Realty Trust, Inc.	53,877	5,296,648
Weyerhaeuser Co.	216,889	6,534,866

		18,231,851

Specialty Retail - 1.2%
Best Buy Co., Inc.	77,045	6,030,312

Water Utilities - 2.6%
Essential Utilities, Inc.	310,625	13,558,781

Total Common Stocks (Cost $486,832,785)		508,078,102

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (B)	3,670,950	3,670,950

Total Other Investment Company (Cost $3,670,950)		3,670,950

Transamerica Series Trust	Page 1

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.8%

Fixed Income Clearing Corp., 2.10% (B), dated 03/31/2023, to be repurchased at $4,021,405 on 04/03/2023. Collateralized by a U.S. Government Obligation, 4.13%, due 01/31/2025, and with a value of $4,101,119.

$ 4,020,701	$ 4,020,701

Total Repurchase Agreement (Cost $4,020,701)	4,020,701

Total Investments (Cost $494,524,436)	515,769,753
Net Other Assets (Liabilities) - (0.2)%	(1,134,115)

Net Assets - 100.0%	$ 514,635,638

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$508,078,102	$—	$—	$508,078,102
Other Investment Company	3,670,950	—	—	3,670,950
Repurchase Agreement	—	4,020,701	—	4,020,701

Total Investments	$511,749,052	$4,020,701	$—	$515,769,753

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,752,033, collateralized by cash collateral of $3,670,950 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,369,467. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2023.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 2

Transamerica Aegon Sustainable Equity Income VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Aegon Sustainable Equity Income VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3